Significant Accounting Policies - Expected Credit Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Credit losses	$ 551	$ 0	$ 173